Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 — Property and Equipment

Property and equipment consisted of the following:

	Estimated Useful Lives (in Years)	September 30, 2022	December 31, 2021
Furniture and fixtures	7	$9,139	$9,139
Equipment – Manufacturing	5	1,341,392	1,102,239
Building & Equipment	5	3,840	193
Leasehold improvements	2.5	90,099	71,539
		1,444,470	1,183,110
Less: accumulated depreciation and amortization		(882,250)	(660,066)
Property and equipment, net		$562,220	$523,044

Depreciation expense for the nine months ended September 30, 2022 and 2021 totaled $222,184 and $123,857, respectively, reflected in depreciation and amortization expense in the accompanying condensed consolidated statement of operations.

Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated Useful Lives (in Years)	2021	2020
Furniture and fixtures	7	$9,139	$1,090
Equipment – Manufacturing	5	1,102,239	797,760
Building & Equipment	5	193	—
Leasehold improvements	2.5	71,539	10,650
		1,183,110	809,500
Less: accumulated depreciation and amortization		(660,066)	(428,326)
Property and equipment, net		$523,044	$381,174

Depreciation and amortization expense for the years ended December 31, 2021 and 2020 totaled $231,741 and $108,760, respectively.